CONDENSED CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Loss for the period	¥ (789,750)	¥ (791,517)
Items that will not be reclassified to profit or loss:
-Exchange differences on translation of financial statements of foreign operations	(153,164)	(29,075)
Items that will be reclassified to profit or loss:
-Exchange differences on translation of financial statements of foreign operations	(18,942)
Other comprehensive income for the period	(172,106)	(29,075)
Total comprehensive income for the period	(961,856)	(820,592)
Total comprehensive income attributable to shareholders of the Company	¥ (961,856)	¥ (820,592)